Time Deposits	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Time Deposits
Note 6:	Time Deposits

Time deposits in denominations of $100,000 or more were $16.7 million at December 31, 2014 and $19.2 million at December 31, 2013.

At December 31, 2014, the scheduled maturities of time deposits are as follows:

Due during the year ending December 31,	(In thousands)
2015	$32,911
2016	18,193
2017	6,897
2018	6,464
2019	1,579
Thereafter	1,768

$67,812